Lease Commitments, Rent Expense, and Contingent Liabilities (Details) (10-K)	Dec. 31, 2015 USD ($)
Annual rental commitments for leased office space, automobiles and information technology equipment accounted for as operating leases
First quarter 2016	$ 17,000,000
Second quarter 2016	17,000,000
Third quarter 2016	16,000,000
Fourth quarter 2016	15,000,000
2016	65,000,000
2017	48,000,000
2018	32,000,000
2019	20,000,000
2020	12,000,000
2021 and thereafter	21,000,000
Total	$ 198,000,000